Cover	Nov. 03, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the information disclosed in the Current Report on Form 8-K filed on November 3, 2022 (the “Original Form 8-K”) by AmerisourceBergen Corporation (the “Company”) which, among other things, disclosed under Item 5.02 the appointment of Robert P. Mauch as Executive Vice President and Chief Operating Officer of the Company. At the time of filing of the Original Form 8-K, the Compensation and Succession Planning Committee of the Company’s Board of Directors (the “Committee”) had not yet finalized the compensation arrangements pertaining to Mr. Mauch in connection with his appointment as Executive Vice President and Chief Operating Officer. Accordingly, the sole purpose of this Amendment is to provide Mr. Mauch’s compensation in connection with his appointment as Executive Vice President and Chief Operating Officer.
Document Period End Date	Nov. 03, 2022
Entity File Number	1-16671
Entity Registrant Name	AmerisourceBergen Corporation
Entity Central Index Key	0001140859
Entity Tax Identification Number	23-3079390
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 West First Avenue
Entity Address, City or Town	Conshohocken
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19428-1800
City Area Code	610
Local Phone Number	727-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	ABC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false